UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY

GOVERNMENT SECURITIES FUND

FORM N-Q

MARCH 31, 2005

Smith Barney Government Securities Fund

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS - 19.8%
	U.S. Treasury Notes:
$20,500,000	2.875% due 11/30/06	$20,227,739
10,500,000	3.750% due 3/31/07	10,495,086
5,000,000	3.375% due 10/15/09	4,842,580
7,500,000	3.500% due 2/15/10	7,281,743
8,000,000	6.500% due 2/15/10	8,811,568
3,000,000	5.000% due 2/15/11	3,116,838
2,000,000	4.250% due 8/15/13	1,972,892
5,000,000	4.750% due 5/15/14	5,095,315
13,150,000	4.250% due 11/15/14	12,882,384
	U.S. Treasury Bonds:
10,280,000	7.250% due 5/15/16 (a)	12,609,469
10,900,000	8.750% due 8/15/20	15,546,125
19,200,000	7.250% due 8/15/22	24,549,754
22,350,000	5.500% due 8/15/28	24,286,426
2,500,000	6.125% due 8/15/29	2,945,413

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $154,174,599)	154,663,332

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.1%
U.S. Government Agency Notes - 10.0%
	Department of Housing and Urban Development, Serial Debentures, Series 2003-A:
5,000,000	5.530% due 8/1/20	5,135,275
5,000,000	5.590% due 8/1/21	5,184,555
	Federal Home Loan Bank (FHLB), Notes:
7,500,000	2.100% due 10/13/06 (b)	7,305,053
4,000,000	Series 192, 5.125% due 3/6/06	4,055,704
25,000,000	Series 444, 2.000% due 2/13/06 (b)	24,668,800
3,255,000	Series 8A07, 3.250% due 7/30/07	3,198,871
	Federal Home Loan Mortgage Corp. (FHLMC):
5,000,000	Medium-Term Notes, 4.000% due 11/7/08	4,919,000
23,300,000	Reference Notes, 2.750% due 10/15/06 (b)	22,929,180

		77,396,438

U.S. Government Agency Mortgage Pass-Throughs - 53.1%
	Federal Home Loan Mortgage Corp., Gold (FHLMC):
2,262,014	15 Year, 6.500% due 6/1/16 (c)	2,366,905
15,920,395	20 Year, 6.000% due 1/1/24 (b)	16,396,973
58,506	30 Year, 6.500% due 6/1/31 (c)	60,839
1,904,337	30 Year, 6.000% due 1/1/32 (c)	1,953,086

See Notes to Schedule of Investments.

Smith Barney Government Securities Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agency Mortgage Pass-Throughs - 53.1% (continued)
$ 6,678,563	30 Year, 7.000% due 7/1/32 (c)	$7,038,186
11,610,931	30 Year, 5.000% due 9/1/33	11,396,440
9,980,742	30 Year, 5.003% due 2/1/35 (d)	9,999,456
26,000,000	30 Year, 4.707% due 3/1/35 (d)	25,821,250
7,500,000	30 Year, 4.500% due 4/13/35 (e)(f)	7,122,660
	Federal National Mortgage Association (FNMA):
1,758,785	15 Year, 5.500% due 12/1/16 (c)	1,794,792
4,374,189	15 Year, 5.000% due 9/1/18 (c)	4,379,488
10,000,000	15 Year, 5.500% due 4/18/20 (e)(f)	10,190,620
9,716,462	20 Year, 6.000% due 11/1/22 (b)	10,004,796
32,712,868	20 Year, 5.500% due 9/1/23 (b)(c)	33,066,502
17,882,584	20 Year, 6.500% due 6/1/24	18,496,678
4,213,241	30 Year, 7.500% due 4/1/32 (c)	4,509,582
2,508,763	30 Year, 7.000% due 5/1/32 (c)	2,647,503
1,019,875	30 Year, 6.000% due 7/1/32 (c)	1,044,119
1,897,409	30 Year, 6.500% due 7/1/32 (c)	1,973,551
5,428,328	30 Year, 4.618% due 4/1/33 (d)	5,445,637
4,454,818	30 Year, 4.507% due 6/1/33 (d)	4,421,068
11,500,016	30 Year, 4.481% due 8/1/33 (d)	11,385,465
12,497,316	30 Year, 5.000% due 10/1/33	12,257,527
12,948,058	30 Year, 4.933% due 8/1/34 (d)	13,131,812
13,643,461	30 Year, 4.946% due 8/1/34 (d)	13,720,428
17,021,910	30 Year, 5.084% due 8/1/34 (d)	17,132,953
18,246,957	30 Year, 4.725% due 10/1/34 (d)	18,127,713
4,839,663	30 Year, 5.178% due 11/1/34 (d)	4,884,095
45,000,000	30 Year, 4.500% due 4/13/35 (e)(f)	42,707,790
10,000,000	30 Year, 5.000% due 4/13/35 (e)(f)	9,778,120
10,000,000	30 Year, 5.500% due 4/13/35 (e)(f)	10,015,620
25,000,000	30 Year, 6.000% due 4/13/35 (e)(f)	25,554,700
	Government National Mortgage Association (GNMA):
686,304	30 Year, 7.500% due 9/15/31 (c)	736,422
4,023,869	30 Year, 7.000% due 11/15/31 (c)	4,258,655
1,552,193	30 Year, 6.500% due 5/15/32 (c)	1,623,668
18,276,742	30 Year, 5.000% due 9/15/33 (c)	18,067,206
15,500,000	30 Year, 5.000% due 4/20/35 (e)(f)	15,286,875
15,000,000	30 Year, 5.500% due 4/20/35 (e)(f)	15,135,930

		413,935,110

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $492,984,653)	491,331,548

See Notes to Schedule of Investments.

Smith Barney Government Securities Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8%
$ 9,838,132	Bank of America Mortgage Securities, Whole Loan,
	Series 2004-L, Class 4A1, 5.180% due 1/25/35 (d)	$9,811,607
5,648,155	Countrywide Home Loans Mortgage Pass-Through Trust, Whole Loan,
	Series 2003-HYB1, Class 1A1, 3.780% due 5/19/33 (d)	5,559,686
	CS First Boston Mortgage Securities Corp., Whole Loan:
3,267,591	Series 2002-10, Class 2A1, 7.500% due 5/25/32	3,359,085
3,688,878	Series 2003-8, Class 5A1, 6.500% due 4/25/33	3,738,151
	Fannie Mae:
2,726,512	Series 2001-81, Class HE, 6.500% due 1/25/32	2,822,886
3,114,418	Series 2004-45, Class Z, 4.500% due 6/25/34	2,541,189
	Whole Loan:
17,500,000	Series 2002-W10, Class A4, 5.700% due 8/25/42 (b)	17,575,901
	Series 2003-W12, REMIC Trust:
15,000,000	Class 1A6, 4.500% due 6/25/43 (b)	14,964,669
14,500,000	Class 2A4, 3.350% due 6/25/43 (b)	14,135,218
15,000,000	Class 2A7, 4.680% due 6/25/43 (b)	14,387,389
16,992,160	Freddie Mac, Series 2446, Class KL, 6.000% due 5/15/32 (b)	17,540,383
	Government National Mortgage Association (GNMA):
7,000,000	Series 2001-19, Class OH, 6.500% due 5/16/31	7,387,069
4,485,195	Series 2004-27, Class PD, 5.500% due 4/20/34	4,494,098
6,266,779	GMAC Mortgage Corporation Loan Trust, Whole Loan,
	Series 2003-J7, Class A10, 5.500% due 11/25/33	6,231,049
1,895,813	GSR Mortgage Loan Trust, Whole Loan, Series 2003-1,
	Class A11, 4.279% due 3/25/33 (d)	1,898,222
4,803,378	Washington Mutual Pass-Through Certificates, Whole Loan,
	Series 2003-AR5, Class A7, 4.208% due 6/25/33 (d)	4,765,172

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $132,815,253)	131,211,774

CONTRACTS
OPTIONS PURCHASED - 0.0%
60	U.S. Treasury Notes, Put @ $107, Expire 4/22/05
	(Cost - $13,198)	13,354

FACE AMOUNT
U.S. TREASURY STRIP - 0.3%
$ 7,250,000	United States Treasury Strip, 5.500% due 8/15/25
	(Cost - $2,597,319)	2,640,428

	SUB-TOTAL INVESTMENTS (Cost - $782,585,022)	779,860,436

See Notes to Schedule of Investments.

Smith Barney Government Securities Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 17.1%
$132,876,000	Interest in $973,607,555 joint tri-party repurchase agreement dated 3/31/05, with UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $132,886,482; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $135,533,550) (Cost - $132,876,000)	$132,876,000

	TOTAL INVESTMENTS - 117.1% (Cost - $915,461,022*)	912,736,436
	Liabilities in Excess of Other Assets - (17.1)%	(133,497,988)

	TOTAL NET ASSETS - 100.0%	$779,238,448

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	All or a portion of this security is segregated for “to-be-announced” securities, open futures contracts and/or open mortgage dollar rolls.

(c)	Date shown represents the last in range of maturity dates of mortgage certificates owned.

(d)	Variable rate security. Rate shown is rate in effect on March 31, 2005.

(e)	Security is traded on a “to-be-announced” basis.

(f)	Security acquired under mortgage dollar roll agreement.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REMIC - Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Government Securities Fund (“Fund”), a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income obligations are valued at the mean of the bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that the custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investment in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,376,648
Gross unrealized depreciation	(7,101,234)

Net unrealized depreciation	$(2,724,586)

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Notes	53	6/17/2005	$10,949,036	$10,965,203	$16,167

Contracts to Sell:
U.S. Treasury Notes	10	6/17/2005	1,085,901	1,092,656	(6,755)
U.S. Treasury Notes	60	6/21/2005	6,451,658	6,425,625	26,033

					19,278

Net Unrealized Gain on
Open Futures Contracts					$35,445

At March 31, 2005, the Fund held purchased put options with a total cost of $13,198.

During the three months ended March 31, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $313,975,234.

At March 31, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $136,777,070.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005